CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 104,835	$ 116,597
Restricted cash	11,410	8,743
Accounts receivable, net of allowance for doubtful accounts of $1,653 and $2,717 as of December 31, 2012 and 2013, respectively	253,209	202,202
Prepaid expenses and other current assets	29,146	14,019
Amounts due from related parties-current	1,374	3,838
Deferred tax assets, current	2,380	1,915
Total current assets	402,354	347,314
Long term investments	10,271	8,779
Property and equipment, net	151,010	67,768
Land use right, net	39,569	3,202
Intangible assets, net	4,456	5,945
Goodwill	32,684	26,983
Other non-current assets	5,278	5,993
Amounts due from related parties-non-current	2,564
Deferred tax assets, non-current	1,158	526
Total assets	649,344	466,510
Current liabilities:
Accounts Payable	29,389	21,895
Deferred revenue	19,300	9,693
Accrued expenses and other current liabilities	55,456	32,839
Income tax payable	10,120	7,519
Amounts due to related parties	16	8
Short term borrowings	123,434	54,012
Deferred consideration in connection with business acquisitions, current	1,858	2,480
Contingent consideration payable in connection with business acquisitions, current	1,671	1,032
Deferred tax liabilities, current	171
Total current liabilities	241,415	129,478
Long term borrowings	42,635
Deferred consideration in connection with business acquisitions, non-current	367	1,462
Contingent consideration payable in connection with business acquisitions, non-current	1,251	1,248
Deferred tax liabilities, non-current	9,624	937
Other liabilities, non-current	201	401
Total liabilities	295,493	133,526
Commitments (Note 26)
iSoftStone Holdings Limited shareholders' equity:
Ordinary shares ($0.0001 par value, 1,000,000,000 and 1,000,000,000 shares authorized as of December 31, 2012 and 2013, respectively; 569,206,989 and 583,578,303 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	58	57
Treasury shares		(773)
Shares to be issued	127	1,262
Additional paid-in capital	308,699	294,909
Statutory reserves	13,636	11,459
Accumulated other comprehensive income	24,255	17,747
Retained earnings (Accumulated deficit)	(422)	5,412
Total iSoftStone Holdings Limited shareholders' equity	346,353	330,073
Noncontrolling interest	7,498	2,911
Total equity	353,851	332,984
Total liabilities and equity	$ 649,344	$ 466,510